Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Cash	￦	7,510	12,312
Demand deposits and checking accounts		2,826,227	2,537,545
Time deposits		2,638,838	1,473,081
Other cash equivalents		2,580,533	2,647,941

	￦	8,053,108	6,670,879

As of December 31, 2022 and 2023, cash and cash equivalents amounting to
￦
36,182 million and
￦
85,163 million, respectively, are restricted.